Borrowings - Summary of Borrowings (Detail) ¥ in Thousands, $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2018 KRW (₩)	Dec. 31, 2018 JPY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 KRW (₩)	Dec. 31, 2017 JPY (¥)	Dec. 31, 2017 USD ($)	Jan. 01, 2017 KRW (₩)
Disclosure of detailed information about borrowings [line items]
Less: Current portion	₩ (1,368,481)			₩ (1,573,474)			₩ (1,820,001)
Borrowings	6,648,293			6,683,662
Gross carrying amount [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	₩ 6,668,349
Gross carrying amount [member] | Sept. 07, 2034 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Sept. 07, 2034
Annual interest rates	6.50%	6.50%	6.50%
Gross carrying amount [member] | Aug. 28, 2018 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Aug. 28, 2018
Gross carrying amount [member] | Apr. 22, 2019 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Apr. 22, 2019
Annual interest rates	2.63%	2.63%	2.63%
Gross carrying amount [member] | Jan. 29, 2018 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Jan. 29, 2018
Gross carrying amount [member] | Feb. 23, 2018 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Feb. 23, 2018
Gross carrying amount [member] | July 18, 2026 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	July 18, 2026
Annual interest rates	2.50%	2.50%	2.50%
Gross carrying amount [member] | Aug 07, 2022 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Aug 07, 2022
Annual interest rates	2.63%	2.63%	2.63%
Gross carrying amount [member] | Aug 23, 2020 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Aug 23, 2020
Annual interest rates description	LIBOR(3M)+0.40%
Annual interest rates adjustment rate	0.40%	0.40%	0.40%
Gross carrying amount [member] | Aug 23, 2023 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Aug 23, 2023
Annual interest rates description	LIBOR(3M)+0.90%
Annual interest rates adjustment rate	0.90%	0.90%	0.90%
Gross carrying amount [member] | July 06, 2020 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	July 06, 2020
Annual interest rates	0.31%	0.31%	0.31%
Gross carrying amount [member] | July 06, 2021 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	July 06, 2021
Annual interest rates	0.38%	0.38%	0.38%
Gross carrying amount [member] | Nov 13, 2020 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Nov 13, 2020
Annual interest rates	0.30%	0.30%	0.30%
Gross carrying amount [member] | Aug. 06, 2018 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Aug. 06, 2018
Gross carrying amount [member] | Mar. 29, 2018 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Mar. 29, 2018
Gross carrying amount [member] | Apr. 26, 2021 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Apr. 26, 2021
Annual interest rates	4.71%	4.71%	4.71%
Gross carrying amount [member] | Aug. 26, 2016 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Aug. 26, 2018
Gross carrying amount [member] | Aug. 26, 2021 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Aug. 26, 2021
Annual interest rates	4.09%	4.09%	4.09%
Gross carrying amount [member] | Oct. 28, 2021 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Oct. 28, 2021
Annual interest rates	4.31%	4.31%	4.31%
Gross carrying amount [member] | Dec. 22, 2021 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Dec. 22, 2021
Annual interest rates	4.09%	4.09%	4.09%
Gross carrying amount [member] | Dec. 22, 2031 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Dec. 22, 2031
Annual interest rates	4.27%	4.27%	4.27%
Gross carrying amount [member] | Apr. 10, 2018 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Apr. 10, 2018
Gross carrying amount [member] | Apr. 10, 2023 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Apr. 10, 2023
Annual interest rates	2.95%	2.95%	2.95%
Gross carrying amount [member] | Apr. 10, 2033 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Apr. 10, 2033
Annual interest rates	3.17%	3.17%	3.17%
Gross carrying amount [member] | Sept. 16, 2018 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Sept. 16, 2018
Gross carrying amount [member] | Sept. 16, 2020 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Sept. 16, 2020
Annual interest rates	3.65%	3.65%	3.65%
Gross carrying amount [member] | June 26, 2019 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	June 26, 2019
Annual interest rates	3.08%	3.08%	3.08%
Gross carrying amount [member] | June 26, 2024 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	June 26, 2024
Annual interest rates	3.42%	3.42%	3.42%
Gross carrying amount [member] | June 26, 2034 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	June 26, 2034
Annual interest rates	3.70%	3.70%	3.70%
Gross carrying amount [member] | Sept. 02, 2019 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Sept. 02, 2019
Annual interest rates	2.97%	2.97%	2.97%
Gross carrying amount [member] | Sept. 02, 2024 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Sept. 02, 2024
Annual interest rates	3.31%	3.31%	3.31%
Gross carrying amount [member] | Sept. 02, 2034 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Sept. 02, 2034
Annual interest rates	3.55%	3.55%	3.55%
Gross carrying amount [member] | Jan. 29, 2020 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Jan. 29, 2020
Annual interest rates	2.26%	2.26%	2.26%
Gross carrying amount [member] | Jan. 29, 2025 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Jan. 29, 2025
Annual interest rates	2.45%	2.45%	2.45%
Gross carrying amount [member] | Jan. 29, 2035 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Jan. 29, 2035
Annual interest rates	2.71%	2.71%	2.71%
Gross carrying amount [member] | Jan. 28, 2019 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Jan. 28, 2019
Annual interest rates	1.76%	1.76%	1.76%
Gross carrying amount [member] | Jan. 28, 2021 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Jan. 28, 2021
Annual interest rates	1.95%	1.95%	1.95%
Gross carrying amount [member] | Jan. 28, 2026 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Jan. 28, 2026
Annual interest rates	2.20%	2.20%	2.20%
Gross carrying amount [member] | Jan. 28, 2036 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Jan. 28, 2036
Annual interest rates	2.35%	2.35%	2.35%
Gross carrying amount [member] | Jan. 29, 2021 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Jan. 29, 2021
Annual interest rates	2.55%	2.55%	2.55%
Gross carrying amount [member] | Jan. 30, 2023 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Jan. 30, 2023
Annual interest rates	2.75%	2.75%	2.75%
Gross carrying amount [member] | Jan. 30, 2028 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Jan. 30, 2028
Annual interest rates	2.95%	2.95%	2.95%
Gross carrying amount [member] | Jan. 30, 2038 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Jan. 30, 2038
Annual interest rates	2.93%	2.93%	2.93%
Gross carrying amount [member] | Apr. 22, 2018 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Apr. 22, 2018
Debentures [member]
Disclosure of detailed information about borrowings [line items]
Less: Current portion	₩ (880,940)			(1,357,776)
Discount on bonds	(20,056)			(19,347)
Borrowings	5,128,649			4,610,453
Debentures [member] | Gross carrying amount [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	6,029,645			5,987,576
Debentures [member] | Gross carrying amount [member] | Sept. 07, 2034 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	111,810		$ 100,000	107,140		$ 100,000
Debentures [member] | Gross carrying amount [member] | Aug. 28, 2018 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings				321,420		300,000
Debentures [member] | Gross carrying amount [member] | Apr. 22, 2019 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	391,335		350,000	374,990		350,000
Debentures [member] | Gross carrying amount [member] | Jan. 29, 2018 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings				64,539	¥ 6,800,000
Debentures [member] | Gross carrying amount [member] | Feb. 23, 2018 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings				142,367	¥ 15,000,000
Debentures [member] | Gross carrying amount [member] | July 18, 2026 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	447,240		400,000	428,560		400,000
Debentures [member] | Gross carrying amount [member] | Aug 07, 2022 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	447,240		400,000	428,560		$ 400,000
Debentures [member] | Gross carrying amount [member] | Aug 23, 2020 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	223,620		200,000
Debentures [member] | Gross carrying amount [member] | Aug 23, 2023 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	111,810		$ 100,000
Debentures [member] | Gross carrying amount [member] | July 06, 2020 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	40,527	¥ 4,000,000
Debentures [member] | Gross carrying amount [member] | July 06, 2021 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	162,109	16,000,000
Debentures [member] | Gross carrying amount [member] | Nov 13, 2020 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	303,954	¥ 30,000,000
Debentures [member] | Gross carrying amount [member] | Aug. 06, 2018 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings				100,000
Debentures [member] | Gross carrying amount [member] | Mar. 29, 2018 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings				260,000
Debentures [member] | Gross carrying amount [member] | Apr. 26, 2021 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	380,000			380,000
Debentures [member] | Gross carrying amount [member] | Aug. 26, 2016 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings				90,000
Debentures [member] | Gross carrying amount [member] | Aug. 26, 2021 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	250,000			250,000
Debentures [member] | Gross carrying amount [member] | Oct. 28, 2021 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	100,000			100,000
Debentures [member] | Gross carrying amount [member] | Dec. 22, 2021 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	90,000			90,000
Debentures [member] | Gross carrying amount [member] | Dec. 22, 2031 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	160,000			160,000
Debentures [member] | Gross carrying amount [member] | Apr. 10, 2018 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings				120,000
Debentures [member] | Gross carrying amount [member] | Apr. 10, 2023 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	190,000			190,000
Debentures [member] | Gross carrying amount [member] | Apr. 10, 2033 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	100,000			100,000
Debentures [member] | Gross carrying amount [member] | Sept. 16, 2018 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings				200,000
Debentures [member] | Gross carrying amount [member] | Sept. 16, 2020 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	300,000			300,000
Debentures [member] | Gross carrying amount [member] | June 26, 2019 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	170,000			170,000
Debentures [member] | Gross carrying amount [member] | June 26, 2024 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	110,000			110,000
Debentures [member] | Gross carrying amount [member] | June 26, 2034 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	100,000			100,000
Debentures [member] | Gross carrying amount [member] | Sept. 02, 2019 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	220,000			220,000
Debentures [member] | Gross carrying amount [member] | Sept. 02, 2024 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	170,000			170,000
Debentures [member] | Gross carrying amount [member] | Sept. 02, 2034 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	100,000			100,000
Debentures [member] | Gross carrying amount [member] | Jan. 29, 2020 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	160,000			160,000
Debentures [member] | Gross carrying amount [member] | Jan. 29, 2025 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	240,000			240,000
Debentures [member] | Gross carrying amount [member] | Jan. 29, 2035 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	50,000			50,000
Debentures [member] | Gross carrying amount [member] | Jan. 28, 2019 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	100,000			100,000
Debentures [member] | Gross carrying amount [member] | Jan. 28, 2021 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	130,000			130,000
Debentures [member] | Gross carrying amount [member] | Jan. 28, 2026 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	100,000			100,000
Debentures [member] | Gross carrying amount [member] | Jan. 28, 2036 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	70,000			70,000
Debentures [member] | Gross carrying amount [member] | Jan. 29, 2021 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	110,000
Debentures [member] | Gross carrying amount [member] | Jan. 30, 2023 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	150,000
Debentures [member] | Gross carrying amount [member] | Jan. 30, 2028 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	170,000
Debentures [member] | Gross carrying amount [member] | Jan. 30, 2038 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	₩ 70,000
Debentures [member] | Gross carrying amount [member] | Apr. 22, 2018 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings				₩ 60,000